Vessels in Operation - Vessels Acquisitions 2023 (Table) (Details) Pure in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
tbr GSL Alexandra [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	8,544
Year Built	2004
Purchase Price	$ 30,000
Delivery Date	June 2, 2023
tbr GSL Sofia [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	8,544
Year Built	2003
Purchase Price	$ 30,000
Delivery Date	May 22, 2023
tbr GSL Effie [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	8,544
Year Built	2003
Purchase Price	$ 30,000
Delivery Date	May 30, 2023
GSL Lydia [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	8,544
Year Built	2003
Purchase Price	$ 33,300
Delivery Date	June 26, 2023